INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTIES
Schedule of net carrying amount of investment properties

	Buildings	Land use rights	Total
Year ended December 31, 2018
Opening net carrying amount	254,061	1,078,309	1,332,370
Transfer from property, plant and equipment (Note 6)	11,039	—	11,039
Transfer to property, plant and equipment (Note 6)	(21,773)	—	(21,773)
Disposal	—	(143,401)	(143,401)
Depreciation	(7,353)	(14,876)	(22,229)
Closing net carrying amount	235,974	920,032	1,156,006

As at December 31, 2018
Cost	251,626	939,015	1,190,641
Accumulated depreciation	(15,652)	(18,983)	(34,635)

Net carrying amount	235,974	920,032	1,156,006

	Buildings	Land use rights	Total
Year ended December 31, 2019
Opening net carrying amount	235,974	920,032	1,156,006
Additions	44,063	—	44,063
Transfer from property, plant and equipment (Note 6)	179,564	—	179,564
Transfer from right-of-use assets (Note 19)	—	239,765	239,765
Disposal	(36,949)	(52,537)	(89,486)
Depreciation	(8,484)	(18,075)	(26,559)
Impairment	—	(87)	(87)
Closing net carrying amount	414,168	1,089,098	1,503,266

As at December 31, 2019
Cost	508,705	1,159,343	1,668,048
Accumulated depreciation and impairment	(94,537)	(70,245)	(164,782)

Net carrying amount	414,168	1,089,098	1,503,266